GAMING SUBCONCESSION, NET - Schedule of Gaming Subconcession, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Deemed cost	$ 894,079	$ 900,000
Less: accumulated amortization	(696,546)	(643,917)
Gaming subconcession, net	$ 197,533	$ 256,083